CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets - Additional information (Details) - $ / shares	Jun. 30, 2026	Apr. 10, 2026	Feb. 13, 2026	Feb. 12, 2026	Jun. 30, 2025	May 01, 2024	Mar. 29, 2024	Mar. 28, 2024
Class A ordinary shares
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.02	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.02		$ 0.0001	$ 0.0925
Ordinary shares, shares authorized	15,000,000		3,000,000,000	500,000,000	2,500,000		500,000,000	150,000,000
Ordinary shares, shares issued	353,154				53,154
Ordinary shares, shares outstanding	353,154				53,154	141,703,218
Class A ordinary shares | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.02				$ 0.02
Ordinary shares, shares authorized	15,000,000				2,500,000
Ordinary shares, shares issued	353,154				53,154
Ordinary shares, shares outstanding	353,154				53,154
Class B ordinary shares
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0925
Ordinary shares, shares authorized	200,000,000			80,000,000	80,000,000		80,000,000	20,000,000
Ordinary shares, shares issued	20,000,000				20,000,000
Ordinary shares, shares outstanding	20,000,000				20,000,000
Class B ordinary shares | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	200,000,000				80,000,000
Ordinary shares, shares issued	20,000,000				20,000,000
Ordinary shares, shares outstanding	20,000,000				20,000,000